Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-in-Interest Transactions	Related-Party and Party-in-Interest Transactions
The ClearCourse® group variable annuity is only available to Plan participants that have maintained a balance in this fund since December 31, 2014. Each contribution into ClearCourse® provides a guaranteed amount of retirement income to the participant. GLAIC offers the guaranteed amount of retirement income provided by ClearCourse®. Fees paid by the participants to GLAIC for the Plan years ended December 31, 2025 and 2024 were approximately $210,873 and $205,000, respectively.
The Genworth Common Stock Fund, comprised primarily of shares of common stock issued by Genworth Financial, Inc., was available to Plan participants prior to January 2021. The Plan owned 976,323 and 1,143,304 shares of common stock of Genworth Financial, Inc. as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the shares had a cost basis of $4,374,856 and $5,111,512, respectively, and a fair value of $8,816,197 and $7,991,695, respectively. During the year ended December 31, 2025, 166,981 shares were sold at a total cost of $736,656.
As of December 31, 2025 and 2024, certain Plan investments were held by Fidelity Management Trust Company and The Bank of New York Mellon, respectively, the current and prior trustee, respectively. A trustee of the Plan is a party-in-interest.